SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Schedule of weighted-average assumptions
The fair value for the Company's stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2016	2015

Dividend yield	0%	-
Risk-free interest rate	1.19%	-
Expected term (in years)	4.5	-
Volatility	80%	-

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company's assets (liabilities) measured at fair value on a recurring basis at December 31, 2016 and 2015:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$	(8)	$-	(8)

Total	$	(8)	$-	(8)

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivatives	$-	(23)	$-	(23)

Total	$-	(23)	$-	(23)

Schedule of total accumulated other comprehensive income, net
The following tables summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2016 and 2015:

	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2015	$387	$387
Net current period other comprehensive loss	(165)	(165)

Balance as of December 31, 2016	$222	$222

	Accumulated foreign currency translation differences	Total

Balance as of December 31, 2014	$536	$536
Net current period other comprehensive loss	(149)	(149)

Balance as of December 31, 2015	$387	$387